Supplemental cash flow information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure In Entirety of Supplemental Cash Flow Information [Line Items]
Acquisition of property, plant and equipment in trade payables and other current liabilities	$ 3,292	$ 1,082
Acquisition of intangibles in trade payables and other current liabilities	615	4,201
Right-of-use assets obtained through new operating leases	20,647	53,920
Sale of joint venture	17,950	0
RSUs
Disclosure In Entirety of Supplemental Cash Flow Information [Line Items]
Settlement of liability with shares	4,613	84
SARs
Disclosure In Entirety of Supplemental Cash Flow Information [Line Items]
Settlement of liability with shares	$ 0	$ 13,768